INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2024	2023
Operating loss carry forwards	$23,536	$24,106
Reserves and allowances	5,228	4,939

Net deferred tax assets before valuation allowance	28,764	29,045
Valuation allowance	(27,923)	(28,622)

Net deferred tax assets	841	423

Deferred income taxes consist of the following:
Domestic	20,025	21,234
Valuation allowance	(19,184)	(20,811)
Net deferred tax assets	841	423

Foreign	8,739	7,811
Valuation allowance	(8,739)	(7,811)
	$-	$-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2024	2023	2022
Domestic	$2,792	$(1,880)	(7,013)
Foreign	(2,549)	(2,142)	(743)
	$243	$(4,022)	(7,756)

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2024	2023	2022
Income (loss) before income tax, as reported in the consolidated statements of operations	$243	$(4,022)	(7,756)
Statutory tax rate in Israel	23%	23%	23%

Theoretical tax expenses(income)	56	(925)	(1,784)
Changes in valuation allowance	(601)	943	1185
Changes in foreign currency exchange rate	315	527	507
Different tax rates	(89)	(82)	(26)
Non-deductible expenses	(99)	(463)	(181)

Actual income tax expenses (income)	$(418)	$-	(299)